Lease Obligations - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		37 Months Ended
	Apr. 30, 2024 Sublease	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2027 USD ($)
Lessee Lease Description [Line Items]
Other income related to subleases		$ (32)	$ (172)	$ 4	$ (49)	$ 71	$ (137)
Number Of Existing Leases						two
Operating lease costs						$ 500	800
IKENA ONCOLOGY INC
Lessee Lease Description [Line Items]
Other income related to subleases		4,708	235	5,493	228	2,518	(22)
Letter of credit to secure lease		$ 872	$ 1,278	$ 872	$ 1,278	872	1,278
Operating lease costs						2,758	2,316
Sublease | IKENA ONCOLOGY INC
Lessee Lease Description [Line Items]
Other income related to subleases						1,000
Pionyr Immunotherapeutics, Inc | IKENA ONCOLOGY INC
Lessee Lease Description [Line Items]
Number of sublease agreement | Sublease	3
Letter of Credit | IKENA ONCOLOGY INC
Lessee Lease Description [Line Items]
Letter of credit to secure lease						$ 900	$ 1,300
Forecast | Pionyr Immunotherapeutics, Inc | IKENA ONCOLOGY INC
Lessee Lease Description [Line Items]
Sublease agreements amount								$ 2,500